ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Subsidiary Information) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 27, 2010 CNY (¥)	Dec. 27, 2010 USD ($)	Dec. 17, 2007 USD ($)	Oct. 07, 2007 USD ($)
Ossen Innovation Group [Member]
Entity Information [Line Items]
Domicile	BVI April 30, 2010
Paid-in capital		$ 0
Percentage of effective ownership	100.00%	100.00%
Ossen Asia [Member]
Entity Information [Line Items]
Domicile	BVI February 7, 2002
Paid-in capital		$ 0			$ 0
Percentage of effective ownership	100.00%	100.00%
Topchina [Member]
Entity Information [Line Items]
Domicile	BVI November 3, 2004
Paid-in capital		$ 0				$ 0
Percentage of effective ownership	100.00%	100.00%
Ossen Materials [Member]
Entity Information [Line Items]
Domicile	The PRC October 27, 2004
Paid-in capital	¥ 75,000,000		¥ 183,271,074	$ 26,048,509
Percentage of effective ownership	81.00%	81.00%
Ossen Jiujiang [Member]
Entity Information [Line Items]
Domicile	The PRC April 13, 2005
Paid-in capital | ¥	¥ 183,271,074
Percentage of effective ownership	96.11%	96.11%